Reportable Segments - Capital Expenditures and Depreciation and Amortization (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital expenditures:
Total capital expenditures	$ 179,513	$ 155,645	$ 191,543
Depreciation and amortization:
Total depreciation and amortization	145,121	134,053	113,017
Rental Tools [Member]
Capital expenditures:
Total capital expenditures	95,340	76,928	61,958
Depreciation and amortization:
Total depreciation and amortization	64,177	55,853	44,117
U.S. (Lower 48) Drilling [Member]
Capital expenditures:
Total capital expenditures	43,120	23,796	8,808
Depreciation and amortization:
Total depreciation and amortization	21,260	15,212	16,363
International & Alaska Drilling [Member]
Capital expenditures:
Total capital expenditures	26,761	40,822	102,026
Depreciation and amortization:
Total depreciation and amortization	59,684	62,988	52,537
Corporate and other [Member]
Capital expenditures:
Total capital expenditures	14,292	14,099	18,751
Depreciation and amortization:
Total depreciation and amortization	$ 5,000	$ 3,500	$ 3,200